Nature of Business and Organization (Details)			12 Months Ended
	Apr. 12, 2023 USD ($) shares	Apr. 12, 2023 MYR (RM) shares	Jun. 30, 2023
Nature of Business and Organization [Line Items]
Share purchased	10,000	10,000
Consideration amount	$ 3,000	RM 0
Holding company incorporated			Mar. 20, 2020
Sale Agreement [Member]
Nature of Business and Organization [Line Items]
Interest rate percentage	100.00%	100.00%
Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Share purchased	10,000	10,000